Share-Based Compensation - Summary of Stock Option Activity under 2014 Plan and 2021 Plan (Detail) (Parenthetical)	Jun. 22, 2021 $ / shares
Share-based Payment Arrangement, Disclosure [Abstract]
Conversion Of Stock, Conversion Rate	$ 1.134140